As filed with the Securities and Exchange Commission
on July 28, 2003
Registration No. 333-74295; 811-09253

SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	__
Pre-Effective Amendment No. ___	__
Post-Effective Amendment No. 63	X

 And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	__
Amendment No. 64	X

 ________________________

WELLS FARGO FUNDS TRUST

(Exact Name of Registrant as specified in Charter)
525 Market Street
San Francisco, CA 94105
(Address of Principal Executive Offices, including Zip Code)

__________________________

Registrant's Telephone Number, including Area Code: (800) 643-9691
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
(Name and Address of Agent for Service)
With a copy to:
Robert M. Kurucza, Esq.
Marco E. Adelfio, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Ave., N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):
X     Immediately upon filing pursuant to Rule 485(b), or
__    60 days after filing pursuant to Rule 485(a)(1), or
__    on _________ pursuant to Rule 485(a)(1)
__    75 days after filing pursuant to Rule 485(a)(2), or
__    on ___________pursuant to Rule 485(a)(2)

If appropriate, check the following box:
__    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

            This Post-Effective Amendment No. 63 (the "Amendment") to the Registration Statement of Wells Fargo Funds Trust (the "Trust"), is being filed to register the new Class A shares for the Treasury Plus Money Market Fund (formerly named the Treasury Plus Institutional Money Market Fund) and the National Tax-Free Money Market Fund (formerly named the National Tax-Free Institutional Money Market Fund) and to register the Institutional Class shares for the Government Money Market Fund and the Prime Investment Money Market Fund. Except as otherwise included in this filing, Part B for the Funds is incorporated by reference to Post-Effective Amendment No. 40, filed August 1, 2002 (accession # 0000898430-02-002730), which was most recently supplemented on June 9, 2003 pursuant to Rule 497(e). This Post-Effective Amendment does not affect the Registration Statement of any of the Trust's other funds.

WELLS FARGO FUNDS TRUST

National Tax-Free Money Market Fund
Treasury Plus Money Market Fund
Class A

Amendment dated July 28, 2003 to the Prospectus for the Class A and
Class B shares dated August 1, 2002, as supplemented June 6, 2003; and to the Statement of Additional Information dated August 1, 2002, as supplemented
August 23, 2002, September 6, 2002, September 10, 2002,
February 28, 2003 and June 9, 2003

The Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust") approved the reorganization of the Class A shares of the National Tax-Free Money Market Fund and the Treasury Plus Money Market Fund (each a "Target Fund") with and into new Class A shares of the National Tax-Free Institutional Money Market Fund and the Treasury Plus Institutional Money Market Fund (each an "Acquiring Fund"), respectively. In connection with the reorganization, the Board further approved a name change for each Acquiring Fund whereby the term "Institutional" is removed from each Fund's name. The reorganization and the name changes are effective on July 28, 2003. As a result, all of the Prospectus references to the Target Funds are deleted, except as noted below.

1.    The fund names that appear on the cover page of the Prospectus and in the table of contents remain unchanged.

2.    The "Money Market Funds Overview" section is supplemented by replacing the Target Funds' investment objectives with the following:

For the National Tax-Free Money Market Fund:

Seeks current income exempt from federal income tax, while preserving capital and liquidity.

For the Treasury Plus Money Market Fund:

Seeks current income and stability of principal.

3.    The "Money Market Funds Overview" section is supplemented by replacing the Target Funds' principal strategies with the following:

For the National Tax-Free Money Market Fund:

We invest in high-quality, short-term municipal obligations.

For the Treasury Plus Money Market Fund:

We invest in obligations issued by the U.S. Treasury, including repurchase agreements.

4.    The "Summary of Expenses" section is supplemented by replacing the portions of the fee table and the example of expenses that reference the Target Funds, and replacing footnote 2 to the fee table with the following:

	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
	Class A	Class A
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses 2	0.55%	0.55%
TOTAL ANNUAL FUND OPERATING EXPENSES	0.65%	0.65%
Fee Waivers	0.00%	0.00%
NET EXPENSES 3	0.65%	0.65%

2    Other expenses for the National Tax-Free Money Market Fund and the Treasury Plus Money Market Fund are based on estimated amounts for the current fiscal year. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.

Example of Expenses

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
1 YEAR	$66	$66
3 YEARS	$208	$208

5.    The individual fund description for the National Tax-Free Money Market Fund is replaced with the following:

Investment Objective

The National Tax-Free Money Market Fund seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

Investment Strategies

We invest substantially all of the Fund's total assets in high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, variable, or floating rates of interest and may be zero coupon securities. We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT, and up to 20% of the Fund's assets in municipal obligations that pay interest subject to federal income tax or the federal AMT.

Permitted Investments

Under normal circumstances, we invest:

-    100% of total assets in high-quality, short-term money market instruments;

-    at least 80% of the Fund's assets in municipal obligations that pay interest exempt from federal income tax and federal AMT;

-    up to 20% of the Fund's assets in municipal obligations the income from which may be subject to federal income tax or federal AMT; and

-    up to 35% of total assets in issuers located in a single state.

We may invest more than 25% of total assets in industrial development bonds and in participation interests in these securities.

Important Risk Factors

The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Increased investment in the securities of issuers in a single state increases the Fund's exposure to risks associated with economic downturns or legislative or regulatory changes in the state.

Please remember that some securities in the portfolio may be subject to federal income tax or federal AMT.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

6.    The individual fund description for the Treasury Plus Money Market Fund is replaced with the following:

Investment Objective

The Treasury Plus Money Market Fund seeks high current income and stability of principal.

Investment Strategies

We invest in short-term obligations issued by the U.S. Treasury, and we also invest in repurchase agreements and other instruments collateralized or secured by U.S. Treasury obligations.

Permitted Investments

Under normal circumstances, we invest:

-    100% of total assets in high-quality, short-term money market instruments; and

-    at least 80% of the Fund's assets in U.S. Treasury obligations, including repurchase agreements collateralized by U.S. Treasury obligations.

Important Risk Factors

The Fund is primarily subject to the risks described under the "Summary of Important Risks" on page 6. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of Treasury obligations in the Fund's portfolio to fluctuate.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

7.    The "Investment Practice/Risk" grid in the "Additional Strategies and General Investment Risks" section remains unchanged.

8.    The "Pricing Fund Shares" sub-section of the "Your Account" section remains unchanged, except that the National Tax-Free Money Market Fund will determine its net asset value at 12:00 noon (ET).

The Statement of Additional Information is supplemented as follows:

1.    The Statement of Additional Information is supplemented by deleting all references to the Target Funds and adding references to the Class A shares for the Acquiring Funds on the cover page and throughout the document.

WELLS FARGO FUNDS TRUST

Government Institutional Money Market Fund
Prime Investment Institutional Money Market Fund
Institutional Class

Amendment dated July 28, 2003 to the Institutional Class
shares Prospectus dated August 1, 2002; and the Statement of
Additional Information dated August 1, 2002, as supplemented
August 23, 2002, September 6, 2002, September 10, 2002,
February 28, 2003 and June 9, 2003

The Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust") approved the reorganization of the Institutional Class shares of the Government Institutional Money Market Fund and the Prime Investment Institutional Money Market Fund (each a "Target Fund") with and into new Institutional Class shares of the Government Money Market Fund and the Prime Investment Money Market Fund (each an "Acquiring Fund"), respectively. The reorganization is effective on July 28, 2003. As a result, all of the Prospectus references to the Target Funds are deleted, and references to the Acquiring Funds are added as noted below.

1.    The new Acquiring Fund names are included on the cover page of the Prospectus and in the table of contents.

2.    The "Money Market Funds Overview" section is supplemented by adding the Acquiring Funds' investment objectives as follows:

For the Government Money Market Fund:

Seeks current income, while preserving capital and liquidity.

For the Prime Investment Money Market Fund:

Seeks current income, while preserving capital and liquidity.

3.    The "Money Market Funds Overview" section is supplemented by adding the Acquiring Funds' principal strategies:

For the Government Money Market Fund:

We invest in high-quality, short-term U.S. Government obligations, including repurchase agreements.

For the Prime Investment Money Market Fund:

We invest in high-quality money market instruments.

4.    The "Summary of Expenses" section is supplemented by adding the following portions of the fee table and the example of expenses, and replacing footnote 2 to the fee table with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
	Government Money Market Fund	Prime Investment Money Market Fund
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses 2	0.32%	0.24%
TOTAL ANNUAL FUND OPERATING EXPENSES	0.42%	0.34%
Fee Waivers	0.22%	0.14%
NET EXPENSES 1	0.20%	0.20%

2    Other expenses for the Government Money Market Fund and the Prime Investment Money Market Fund are based on estimated amounts for the current fiscal year. Other expenses may include expenses payable to affiliates of Wells Fargo & Company.

Example of Expenses

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	Government Money Market Fund	Prime Investment Money Market Fund
1 YEAR	$ 20	$ 20
3 YEARS	$113	$ 95

5.    The following individual description for the Government Money Market Fund is added to the Prospectus as follows:

Investment Objective

The Government Money Market Fund seeks high current income, while preserving capital and liquidity.

Investment Strategies

We actively manage a portfolio composed substantially of short-term U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

Permitted Investments

Under normal circumstances, we invest:

-    100% of total assets in high-quality, short-term money market instruments; and

-    at least 80% of the Fund's assets in U.S. Government obligations, including repurchase agreements collateralized by U.S. Government obligations.

Important Risk Factors

The Fund is primarily subject to the risks described in the "Summary of Important Risks" section on page 6. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 24. These considerations are all important to your investment choice.

6.    The following individual description for the Prime Investment Money Market Fund is added to the Prospectus as follows:

Investment Objective

The Prime Investment Money Market Fund seeks high current income consistent with the preservation of capital and liquidity.

Investment Strategies

We invest in a broad spectrum of high-quality money market instruments of domestic and foreign issuers. These include negotiable certificates of deposit, bank notes, bankers' acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non U.S. branches, U.S. branches of foreign banks, and wholly-owned banking related subsidiaries of foreign banks. We limit investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

Permitted Investments

Under normal circumstances, we invest:

-    100% of total assets in high-quality, short-term money market instruments;

-    at least 50% of the total assets in high-quality, short-term obligations of domestic issuers;

-    more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries; and

-    up to 50% of total assets in high-quality, short-term obligations of foreign issuers.

Important Risk Factors

The Fund is primarily subject to the risks described under the "Summary of Important Risks" sections on page 6. Foreign obligations may be subject to additional risks, such as those related to adverse political, regulatory, market or economic developments. Other risks associated with investing in foreign obligations include those related to withholding and other taxes and potentially less stringent investor protection and disclosure standards.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 24. These considerations are all important to your investment choice.

7.    The "Investment Practice/Risk" grid in the "Additional Strategies and General Investment Risks" section remains unchanged.

8.    The "Pricing Fund Shares" sub-section of the "Your Account" section remains unchanged, except that the name of each Target Fund is replaced with the name of its respective Acquiring Fund.

The Statement of Additional Information is supplemented as follows:

1.    The Statement of Additional Information is supplemented by deleting all references to the Target Funds and adding references to the Institutional Class shares for the Acquiring Funds on the cover page and throughout the document.

WELLS FARGO FUNDS TRUST
File Nos. 333-74295; 811-09253

PART C
OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number	Description
(a)	-	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.
(b)	-	Not Applicable.
(c)	-	Not Applicable.
(d)(1)(i)	-

Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

(ii)	-

Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

(2)(i)	-

Investment Sub-Advisory Agreement with Barclays Global Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

(ii)	-

Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

(iii)	-

Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

(iv)	-

Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 46, filed October 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

(v)	-

Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

(vi)	-

Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

(vii)	-

Investment Sub-Advisory Agreement with Dresdner RCM Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

(viii)	-	Not Applicable.
(ix)	-

Investment Sub-Advisory Agreement with Cadence Capital Management, incorporated by reference to Post-Effective Amendment No. 26, filed September 12, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

(e)	-

Amended and Restated Distribution Agreement along with Form of Selling Agreement, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

(f)	-	Not Applicable.
(g)(1)	-	Not Applicable.
(2)	-

Custody Agreement with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

(i)	-

Delegation Agreement (17f-5) with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Exhibit A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

(3)	-

Securities Lending Agreement by and among Wells Fargo Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Exhibit A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

(4)	-	Not Applicable.
(h)(1)	-

Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

(2)	-

Fund Accounting Agreement with Forum Accounting Services, LLC, incorporated by reference to Post-Effective Amendment No. 9, filed February 1, 2000; Appendix C, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 46, filed October 1, 2002.

(i)	-

Accounting Services Agreement with PFPC Inc., incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002; Exhibit A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

(3)	-

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Schedule A, incorporated by reference to Post-Effective Amendment No. 56, filed January 31, 2003.

(4)	-

Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

(5)	-	Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.
(i)	-	Legal Opinion, filed herewith.
(j)(A)	-	Not Applicable.
(j)(1)	-	Power of Attorney, Robert C. Brown, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(2)	-	Not Applicable.
(3)	-	Not Applicable.
(4)	-	Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(5)	-	Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(6)	-	Not Applicable.
(7)	-	Power of Attorney, Richard M. Leach, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(8)	-	Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(9)	-	Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(10)	-	Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(11)	-	Not Applicable.
(12)	-	Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.
(13)	-	Not Applicable.
(14)		Power of Attorney, Stacie D. DeAngelo, filed herewith.
(k)	-	Not Applicable.
(l)	-	Not Applicable.
(m)	-

Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003 (see Exhibit (e) above for related Distribution Agreement).

(n)	-	Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.
(o)	-	Not Applicable.
(p)(1)	-	Joint Code of Ethics for Funds Trust, Master Trust and Variable Trust, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.
(2)	-	Wells Fargo Funds Management, LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.
(3)	-	Barclays Global Investors, N.A. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.
(4)	-	Dresdner RCM Global Investors, LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.
(5)	-	Galliard Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.
(6)	-	Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.
(7)	-	Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.
(8)	-	Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.
(9)	-	Wells Capital Management Incorporated Code of Ethics, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.
(10)	-	Cadence Capital Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.
(11)	-	Not Applicable.
(12)	-	Sutter Advisors LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.

Item 24. Persons Controlled by or Under Common Control with the Fund.

            Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.

            Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section 3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.

            (a)     Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

            To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

            (b)     Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as a sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of the Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (c)     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (d)     Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (e)     Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (f)     Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (g)     Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (h)     Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (i)     Cadence Capital Management ("Cadence") serves as sub-adviser for the master portfolio in which the Large Cap Appreciation Fund invests. The descriptions of Cadence in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (j)     Sutter Advisors LLC ("Sutter") serves as the sub-adviser to the High Yield Bond Fund of the Trust. The descriptions of Sutter in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sutter is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

            (k)     Systematic Financial Management, L.P. ("Systematic") is expected to serve as the sub-adviser to the portfolio in which the Large Cap Value Fund is expected to invest upon the Fund's and the portfolio's commencement of operations later this year. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27. Principal Underwriters.

            (a)     Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Master Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

            (b)     Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 501-15510).

            (c)     Not Applicable.

Item 28. Location of Accounts and Records.

            (a)     The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

            (b)     Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

            (c)     Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

            (d)     Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation and Index Allocation Funds) at 45 Fremont Street, San Francisco, California 94105.

           (e)    Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

            (f)     Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

            (g)     Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

            (h)     Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

            (i)     Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

            (j)     Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 200 Crescent Court, Suite 850, Dallas, Texas 75201.

            (k)     Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

            (l)     Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

            (m)   Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

            (n)     Sutter Advisors LLC maintains all Records relating to its services as investment sub-adviser at 550 California Street, San Francisco, California 94104.

            (o)     Systematic Financial Management, L.P. will maintain all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666.

Item 29. Management Services.

            Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 28th day of July, 2003.

WELLS FARGO FUNDS TRUST

By: /s/ Christopher R. Bellonzi
Christopher R. Bellonzi
Assistant Secretary

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                                                          Title                                                                                         Date

                     *                                                                   Trustee
Robert C. Brown

                     *                                                                   Trustee
Thomas S. Goho

                     *                                                                   Trustee
Peter G. Gordon

                     *                                                                   Trustee
Richard M. Leach

                     *                                                                   Trustee
J. Tucker Morse

                     *                                                                   Trustee
Timothy J. Penny

                     *                                                                   Trustee
Donald C. Willeke

                     *                                                                   President
Karla M. Rabusch                                                          (Principal Executive Officer)

                     *                                                                  Treasurer
Stacie D. DeAngelo                                                      (Principal Financial Officer)

 07/28/2003

*By:  /s/ Christopher R. Bellonzi
Christopher R. Bellonzi
As Attorney-in-Fact
July 28, 2003

WELLS FARGO FUNDS TRUST
FILE NOS. 333-74295; 811-09253

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(i)	Legal Opinion
EX-99.B(j)(14)	Stacie D. DeAngelo, Power of Attorney

EX-99.B(i)

[MORRISON & FOERSTER LLP LETTERHEAD]

July 28, 2003

Wells Fargo Funds Trust
525 Market Street
San Francisco, California 94105

Re: Shares of Beneficial Interest of
      Wells Fargo Funds Trust

Ladies/Gentlemen:

            We refer to the Registration Statement on Form N-1A (SEC File Nos. 333-74295 and 811-09253) (the "Registration Statement") of Wells Fargo Funds Trust (the "Trust") relating to the registration of an indefinite number of shares of beneficial interest of the Trust (collectively, the "Shares").

            We have been requested by the Trust to furnish this opinion as Exhibit (i) to the Registration Statement of Post-Effective Amendment No. 63.

            We have examined documents relating to the organization of the Trust and the Treasury Plus Money Market Fund (formerly named the Treasury Plus Institutional Money Market Fund), National Tax-Free Money Market Fund (formerly named the National Tax-Free Institutional Money Market Fund), Government Money Market Fund and Prime Investment Money Market Fund (the "Funds") as series of the Trust, and the authorization and issuance of Shares of the Funds.

            Based upon and subject to the foregoing, we are of the opinion that:

            The issuance and sale of the Shares of the Funds by the Trust has been duly and validly authorized by all appropriate action of the Trust, and assuming delivery by sale or in accord with the Trust's dividend reinvestment plan in accordance with the description set forth in the Funds' current prospectuses under the Securities Act of 1933, as amended, the Shares will be legally issued, fully paid and nonassessable by the Trust.

            We consent to the inclusion of this opinion as an exhibit to the Registration Statement.

            In addition, we hereby consent to the use of our name and to the reference to the description of advice rendered by our firm under the heading "Counsel" in the Statement of Additional Information, which is included as part of the Registration Statement.

Very truly yours,

/s/Morrison & Foerster LLP

Morrison & Foerster LLP

EX-99.B(j)(14)

WELLS FARGO FUNDS TRUST
POWER OF ATTORNEY

            Stacie D. DeAngelo, whose signature appears below, does hereby constitute and appoint Karla M. Rabusch, C. David Messman, and Christopher Bellonzi, each an officer of Wells Fargo Funds Trust (hereafter the "Trust"), each individually with power of substitution or resubstitution, her true and lawful attorneys in fact and agents (each, an "Attorney-in-Fact") with the power and authority to do any and all acts and things and to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable in furtherance of the business and affairs of the Trust and relating to compliance by the Trust with the Investment Company Act of 1940, as amended, the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended (hereafter "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission (hereafter "SEC") in respect thereof, filing by the Trust of any and all Registration Statements on Form N-14 or Form N-1A pursuant to the Acts and any amendments thereto, signing in the name and on behalf of the undersigned as Treasurer and/or principal financial officer of the Trust any and all such Registration Statements or amendments filed with the SEC and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorneys-in-Fact shall do or cause to be done by virtue thereof.

Effective Date:
July 21, 2003

/s/ Stacie D. DeAngelo
Stacie D. DeAngelo